Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2021	1,381	1,381

Provisions used during the year	(227)	(227)
Balance at December 31, 2021	1,154	1,154

Non-current	892	892
Current	262	262
Total	1,154	1,154

Balance at January 1, 2022	1,154	1,154

Provisions used during the year	(261)	(261)
Balance at December 31, 2022	892	892

Non-current	597	597
Current	295	295
Total	892	892